Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	FORMULA SYSTEMS (1985) LTD
Trading Symbol	FORTY
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	15,294,267
Amendment Flag	true
Amendment Description	This Amendment No. 1, or the Amendment, to the Annual Report on Form 20-F for the year ended December 31, 2021, or the Annual Report, filed on May 16, 2022 with the Securities and Exchange Commission, or the SEC, is being filed by Formula Systems (1985) Ltd., or the Company, to amend the Annual Report for the sole purpose of: ● Adding to our financial statements included under Item 18 of this Amendment, in accordance with Rule 2-05 of Regulation S-X, the report of the auditor of a subsidiary of the Company upon which our principal auditor relied, and to which our principal auditor referred, in rendering its audit report on our consolidated financial statements that were included in the Annual Report. The subject audit report for the subsidiary had been inadvertently omitted from the Annual Report. In keeping with SEC requirements, this Amendment consists solely of (i) the entirety of Item 18 of Form 20-F, along with (ii) Exhibits 12.1 and 12.2, which constitute the required certifications of our principal executive officer and principal financial officer pursuant to Rule 13a-14(a)/Rule 15d-14(a) under the Securities Exchange Act of 1934, as amended, or the Exchange Act, and (iii) Exhibits 13.1 and 13.2, which consist of the certifications of our principal executive officer and principal financial officer pursuant to Rule 13a-14(b)/Rule 15d-14(b) under the Exchange Act and 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
Entity Central Index Key	0001045986
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-29442
Entity Address, Country	IL
Entity Address, Address Line One	Yahadut Canada 1 Street,
Entity Address, City or Town	Or Yehuda
Entity Address, Postal Zip Code	6037501
Entity Incorporation, State or Country Code	L3
Title of 12(b) Security	American Depositary Shares, each representing one Ordinary Share, NIS 1 par value
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel-Aviv, Israel
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information Line Items
Entity Address, Country	IL
Entity Address, Address Line One	Yahadut Canada 1 Street
Entity Address, City or Town	Or Yehuda
Entity Address, Postal Zip Code	6037501
Contact Personnel Name	Asaf Berenstin
City Area Code	972
Local Phone Number	3 5389389
Contact Personnel Fax Number	972 3 5389300